Property, plant and equipment Disclosure NBV of Tangible Assets and Right of use Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure NBV Tangible and Right of use Assets [Table Text Block]	12) Property, plant and equipment

	December 31, 2022	December 31, 2021
	€m	€m
Owned property, plant and equipment (i)	493.9	489.2
Right-of-use assets (ii)	49.0	60.2
Property, plant and equipment	542.9	549.4

Disclosure of detailed information about property, plant and equipment [text block]

	Land and buildings	Plant and equipment	Computer equipment	Total
	€m	€m	€m	€m
Cost
Balance at December 31, 2020	165.3	376.1	15.3	556.7
Acquisitions through business combinations	30.5	45.0	0.5	76.0
Additions	14.8	62.8	3.5	81.1
Disposals	(0.1)	(5.9)	—	(6.0)
Effect of movements in foreign exchange	6.2	16.2	0.4	22.8
Balance at December 31, 2021	216.7	494.2	19.7	730.6
Additions	13.6	57.0	1.8	72.4
Transfer to intangible assets (note 13)	—	—	(1.7)	(1.7)
Disposals	(0.1)	(5.3)	(5.6)	(11.0)
Effect of movements in foreign exchange	(4.2)	(17.3)	—	(21.5)
Balance at December 31, 2022	226.0	528.6	14.2	768.8
Accumulated depreciation and impairment
Balance at December 31, 2020	29.2	148.1	6.2	183.5
Depreciation	8.4	35.4	3.0	46.8
Disposals	—	(4.8)	—	(4.8)
Effect of movements in foreign exchange	2.9	12.6	0.4	15.9
Balance at December 31, 2021	40.5	191.3	9.6	241.4
Depreciation	10.3	44.3	3.1	57.7
Transfer to intangible assets (note 13)	—	—	(0.1)	(0.1)
Disposals	—	(4.6)	(5.6)	(10.2)
Effect of movements in foreign exchange	(2.2)	(11.5)	(0.2)	(13.9)
Balance at December 31, 2022	48.6	219.5	6.8	274.9
Net book value December 31, 2020	136.1	228.0	9.1	373.2
Net book value December 31, 2021	176.2	302.9	10.1	489.2
Balance at December 31, 2022	177.4	309.1	7.4	493.9

Asset Class of RIght of use Assets [Table Text Block]
(ii)    Right-of-use assets

	December 31, 2022	December 31, 2021
	€m	€m
Net book value
Land and Buildings	35.0	44.8
Plant and equipment and motor vehicles	13.9	15.3
Computer equipment	0.1	0.1
Right-of-use assets	49.0	60.2

Additions to right-of-use assets during the year ended December 31, 2022 were €10.8 million.
Lease liabilities are included within loans and borrowings in Note 21. Interest on lease liabilities is presented as a finance cost in Note 10. Payments of lease liabilities are included as a financing activity within the Statement of Cash Flows.

Disclosure of depreciation and amortisation expense [text block]

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
	€m	€m	€m
Depreciation
Land and Buildings	15.2	10.9	10.6
Plant and equipment and motor vehicles	6.8	5.5	4.9
Computer equipment	0.1	0.2	0.2
Depreciation expense of right-of-use assets	22.1	16.6	15.7